Schedule II - Condensed Financial Information Of Registrant (Condensed Statements Of Cash Flows) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash provided from operations	$ 859,464	$ 1,028,593	$ 976,113
Acquisition of investments	(1,139,249)	(1,909,014)	(2,311,498)
Disposition of investments	682,328	970,577	1,669,580
Net decrease (increase) in short-term investments	195,435	128,727	(226,645)
Cash used for investment activities	(312,133)	(557,641)	(937,099)
Issuance of 9 1/4% Senior Notes	0	0	296,308
Acquisition of 9 1/4% Senior Notes	0	(8,913)	0
Repayment of 8 1/4% Senior Debentures	0	0	(99,451)
Net issuance (repayment) of commercial paper	25,967	(34,432)	(70,928)
Issuance of stock	162,613	37,863	4,430
Acquisitions of treasury stock	(972,556)	(246,006)	(47,564)
Excess tax benefit on stock option exercises	13,121	3,455	253
Payment of dividends	(49,125)	(50,061)	(46,615)
Cash provided from (used for) financing activities	(824,485)	(329,621)	148,438
Increase (decrease) in cash	(281,566)	133,761	185,518
Cash at beginning of year (includes cash of $0, $847 thousand and $12.3 million, at January 1, 2011, 2010 and 2009, respectively, in subsidiary held for sale)	365,679	231,918	46,400
Cash at end of year (includes cash of $0, $0, and $847 thousand at December 31, 2011, 2010, and 2009, respectively, in subsidiary held for sale)	84,113	365,679	231,918
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash provided from (used for) operations before dividends from subsidiaries	(33,042)	(33,403)	(51,241)
Cash dividends from subsidiaries	769,139	370,947	354,695
Cash provided from operations	736,097	337,544	303,454
Acquisition of investments	0	(14,279)	(125)
Disposition of investments	11,828	33	31
Net decrease (increase) in short-term investments	62,524	106,881	(129,789)
Investment in subsidiaries	(25,000)	(18,722)	(100,000)
Cash used for investment activities	49,352	73,913	(229,883)
Issuance of 9 1/4% Senior Notes	0	0	296,308
Acquisition of 9 1/4% Senior Notes	0	(8,913)	0
Repayment of 8 1/4% Senior Debentures	0	0	(99,050)
Net issuance (repayment) of commercial paper	25,967	(34,432)	(71,329)
Issuance of stock	162,613	37,863	4,430
Acquisitions of treasury stock	(972,556)	(246,006)	(47,564)
Net borrowings to/from subsidiaries	96,000	(86,800)	(87,200)
Excess tax benefit on stock option exercises	2,021	162	(30)
Payment of dividends	(72,395)	(73,331)	(69,885)
Cash provided from (used for) financing activities	(758,350)	(411,457)	(74,320)
Increase (decrease) in cash	27,099	0	(749)
Cash at beginning of year (includes cash of $0, $847 thousand and $12.3 million, at January 1, 2011, 2010 and 2009, respectively, in subsidiary held for sale)	0	0	749
Cash at end of year (includes cash of $0, $0, and $847 thousand at December 31, 2011, 2010, and 2009, respectively, in subsidiary held for sale)	$ 27,099	$ 0	$ 0